Geographic areas and major customers (Sales By Geographic Region) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	[1]	$ 133,753	$ 125,690	$ 100,347
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		108,024	100,434	65,590
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		21,038	20,156	24,208
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		$ 4,691	$ 5,100	$ 10,549

[1]	Including sales to related parties in the amount of US$ 762 thousand, US$ 1,275 thousand and US$ 1,063 thousand in 2016, 2017 and 2018, respectively.